Financial Instruments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 7,000
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 7,012